Shareholders’ equity - Share options (Details) - Stock options - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shareholders’ Equity
Compensation expenses	€ 5,948,000	€ 3,224,000
Compensation expenses recorded in general and administrative costs	3,323,000	2,167,000
Compensation expenses recorded in research and development costs	€ 2,625,000	€ 1,057,000
Vesting period	4 years
Vesting period percentage	25.00%
Term options	10 years
Risk-free interest rate	2.43%	2.223%	1.913%
Expected volatility	80.20%	80.90%	88.70%
Expected life in years	5 years	5 years	5 years